Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	44,219		44,219
Gain on sale of discontinued operations	$ 31,780	$ 12,953	$ 31,780	$ 22,382
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	51	68	(162)	(147)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	109	67	157	(136)
Woodbridge At Lake [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	188		188
High Ridge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	160		160
Paddock Club Jacksonville [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	440		440
Marsh Oaks [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	120		120
Fountain Lake [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	113		113
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	371	1,541	986	3,199
Gain on sale of discontinued operations			$ 31,780	$ 22,382